Note 11 - Fair Value Measurement (Details Textual)	Dec. 31, 2023 USD ($)
Fair Value, Inputs, Level 1 [Member]
Carrying and fair value	$ 128,000,000
IQ Notes [Member]
Notes Payable, Total	36,600,000
IQ Notes [Member] | Fair Value, Inputs, Level 1 [Member]
Notes Payable, Fair Value Disclosure	$ 37,200,000
IQ Notes [Member] | Fair Value, Inputs, Level 3 [Member] | Measurement Input, Annual Yield [Member]
Debt Instrument, Measurement Input	0.0663
Senior Notes [Member]
Notes Payable, Total	$ 478,700,000
Senior Notes [Member] | Fair Value, Inputs, Level 1 [Member]
Notes Payable, Fair Value Disclosure	$ 481,600,000